Loss per share	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Loss per share
Loss per share
6.	Earnings/(loss) per share

Basic earnings/(loss) per share amounts are calculated by dividing profit/(loss) for the period net of tax attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the period.

Diluted earnings/(loss) per share amounts are calculated by dividing the net profit/(loss) for the period net of tax attributable to ordinary equity holders of the parent adjusted for the effect of any potential share exercise by the weighted average number of ordinary shares outstanding during the period plus the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares.

The following reflects the income and share data used in basic and diluted earnings/(loss) per share computations for the three months ended March 31, 2022 and March 31, 2021:

	Three months ended	Three months ended
	March 31, 2022	March 31, 2021
Profit/(loss) for the period net of tax attributable to ordinary equity holders of the parent for basic earnings	23,429	(11,787)
Weighted average number of ordinary shares for basic and diluted earnings per share	197,971,371	176,584,343
Earnings/(loss) per share:
Earnings/(loss) attributable to ordinary equity holders of the parent, US$	0.12	(0.07)

The Company applies guidance on retrospective adjustments in IAS 33 to reflect the impact of the Transaction on the earnings per share calculation. The number of shares prior to the Transaction was determined as the number of shares of Nexters Global Ltd multiplied by the ratio of the Nexters Inc. shares issued to the Nexters Global Ltd shareholders upon the Transaction to the Nexters Global Ltd shares prior to the Transaction.

The Company does not consider the effect of the warrants sold in the Initial Public Offering and private placement and the options granted under Employee Stock Option plan in the calculation of diluted loss per share, since they do not have a dilutive effect as at the reporting date they are out of the money, except an insignificant portion of vested options with strike price of 0. Deferred exchange shares are not considered by the Company in calculation of the basic and diluted earnings per share, as the instrument is neither vested at the reporting date nor would have been vested if the reporting date was the end of the contingent period, due to Deferred exchange shares in aggregate of 20,000,000 which are subject to certain conditions in accordance with Business Combination agreement with Kismet and those conditions were not met.

The increase in the number of shares amounted to 1,448,270 is caused by allotment of share consideration for acquisition of Gracevale Ltd as discussed in the Note 3.

6.   Loss per share

Basic loss per share amounts are calculated by dividing loss for the year net of tax attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the year.

Diluted loss per share amounts are calculated by dividing the net loss for the year net of tax attributable to ordinary equity holders of the parent adjusted for the effect of any potential share exercise by the weighted average number of ordinary shares outstanding during the year plus the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares.

The following reflects the income and share data used in basic and diluted loss per share computations for the years ended December 31, 2021, 2020 and 2019:

					2019, as
		2020	2020, as previously	2019,	previously
	2021	restated	reported	restated	reported
Loss for the period net of tax attributable to ordinary equity holders of the parent for basic earnings	(117,455)	(751)	668	(35,526)	(33,706)
Weighted average number of ordinary shares for basic and diluted earnings per share	183,521,938	176,584,343	176,584,343	176,584,343	176,584,343
Loss per share:
Loss attributable to ordinary equity holders of the parent, US$	(0.64)	(0.00)	0.00	(0.20)	(0.19)

The Company applies guidance on retrospective adjustments in IAS 33 to reflect the impact of the Transaction described in Note 3 on the earnings per share calculation. The number of shares prior to the Transaction was determined as the number of shares of Nexters Global Ltd multiplied by the ratio of the Nexters Inc. shares issued to the Nexters Global Ltd shareholders upon the Transaction to the Nexters Global Ltd shares prior to the Transaction.

The Company does not consider the effect of the warrants sold in the Initial Public Offering and private placement and the options granted under Employee Stock Option plan in the calculation of diluted loss per share, since they do not have a dilutive effect as the market price as at the reporting date was below their exercise price. Deferred exchange shares are not considered by the Company in calculation of the basic and diluted earnings per share, as the instrument is neither vested at the reporting date nor would have been vested if the reporting date was the end of the contingent period.